ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - Earth Property Holdings LLC [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Proceeds from sales of assets, investing activities	$ 100,000
Stockholders' Equity, Reverse Stock Split		40:1 reverse stock split